Legal proceedings and regulatory matters (Details) € in Millions, $ in Millions, $ in Millions, £ in Billions	1 Months Ended			12 Months Ended
	Jan. 31, 2026 EUR (€)	Sep. 30, 2025 USD ($)	Feb. 29, 2024 GBP (£)	Dec. 31, 2025 USD ($) action bankingRelationship employee	Dec. 31, 2025 CAD ($) action bankingRelationship employee	Oct. 31, 2025 USD ($)	Sep. 29, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 employee	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 120,324				$ 110,019
Other provisions				$ 3,441				1,724		$ 1,741
US Anti-Terrorism Act litigation
Disclosure of contingent liabilities [line items]
Number of hearings | action				6
Number of claims dismissed | action				1
Number of hearings in early procedural stage | action				5
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Number of US dollar libor-related actions | action				2	2
Investigations involving HSBC Private Bank (Suisse) SA
Disclosure of contingent liabilities [line items]
Number of historical banking relationships | bankingRelationship				2	2
Precious metals fix-related litigation
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought				$ 1,000
Employees involved in litigation | employee				7
Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Other provisions				$ 1,662				$ 295		$ 380
HSBC Holdings and HSBC Bank plc | Foreign exchange-related investigations and litigation
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought | £			£ 3
Hongkong and Shanghai Banking Corporation | Korean short selling investigation
Disclosure of contingent liabilities [line items]
Number of current and former employees | employee				280	280				3
Number of pending actions | action				1	1
HSBC Bank plc | Tax related investigations | Litigation Closed
Disclosure of contingent liabilities [line items]
Damages paid | €	€ 302
Madoff Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 184			$ 508
Madoff Securities | HSBC Private Bank (Suisse) SA
Disclosure of contingent liabilities [line items]
Contingent liabilities dismissed		$ 292
Madoff Securities | HSBC Bank USA, N.A.
Disclosure of contingent liabilities [line items]
Contingent liabilities dismissed		$ 32
Fairfield
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				382
Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				5,600
Herald Fund SPC | Cash and securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				521
Herald Fund SPC | HSBC Securities Services (Luxembourg) S.A. | Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Other provisions				1,100		$ 1,100
Alpha Prime Fund Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				3,300
Alpha Prime Fund Limited | Restitution of Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				1,000
Senator Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 1,400
Ontario and Quebec Superior Courts
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 1,000
Estimated financial effect of contingent liabilities, punitive damages					$ 250